Shareholder Report	12 Months Ended	48 Months Ended	92 Months Ended	104 Months Ended	119 Months Ended
	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Index Fund
Class Name	Fidelity® Small Cap Index Fund
Trading Symbol	FSSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Index Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained about 67% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+90%). Information technology, which gained approximately 67%, also helped, as did health care, which advanced approximately 39%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+64%). The financials sector rose approximately 25%, while energy gained approximately 96% and materials advanced roughly 64%. Other contributors included the consumer discretionary (+23%), real estate (+24%), communication services (+57%), utilities (+17%) and consumer staples (+3%) sectors.
•Turning to individual stocks, the top contributor was Bloom Energy (+1444%), from the capital goods group. Another notable contributor was Credo Technology (+304%), a stock in the semiconductors & semiconductor equipment industry. Fabrinet (+233%) and TTM Technologies (+688%), from the technology hardware & equipment category, helped. Lastly, EchoStar (+447%), from the media & entertainment category, also boosted the fund.
•In contrast, the biggest detractor was SPS Commerce (-61%), from the software & services category. From the same category, Commvault Systems (-41%) hurt the fund. In pharmaceuticals, biotechnology & life sciences, ADMA Biologics (-57%) hurt the fund. In technology hardware & equipment, Badger Meter returned -45% and hindered the fund. Lastly, in capital goods, Aebi Schmidt Holding returned about 5% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Small Cap Index Fund $10,000 $12,590 $14,067 $14,734 $12,337 $21,584 $17,938 $17,318 $19,647 $19,851 $28,696 Russell 2000® Index $10,000 $12,563 $14,012 $14,658 $12,256 $21,437 $17,821 $17,171 $19,459 $19,629 $28,347 Russell 3000® Index $10,000 $11,858 $13,406 $15,106 $14,948 $22,560 $21,857 $22,186 $27,133 $30,227 $39,601 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Index Fund 44.56% 5.86% 11.12% Russell 2000® Index 44.41% 5.75% 10.98% Russell 3000® Index 31.01% 11.91% 14.75% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 32,562,648,785	$ 32,562,648,785	$ 32,562,648,785	$ 32,562,648,785	$ 32,562,648,785
Holdings Count | shares	1,929	1,929	1,929	1,929	1,929
Advisory Fees Paid, Amount	$ 6,979,883
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$32,562,648,785
Number of Holdings	1,929
Total Advisory Fee	$6,979,883
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.2 Financials 16.6 Health Care 16.3 Information Technology 16.2 Consumer Discretionary 8.0 Energy 6.3 Real Estate 5.2 Materials 4.8 Utilities 2.8 Communication Services 2.5 Consumer Staples 1.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 96.0 Canada 1.1 Thailand 0.8 Switzerland 0.3 Puerto Rico 0.3 Norway 0.2 United Kingdom 0.2 Cameroon 0.2 Monaco 0.1 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 1.1 Thailand - 0.8 Switzerland - 0.3 Puerto Rico - 0.3 Norway - 0.2 United Kingdom - 0.2 Cameroon - 0.2 Monaco - 0.1 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 2.0 Credo Technology Group Holding Ltd 1.0 Fabrinet 0.8 Coeur Mining Inc 0.7 Nextpower Inc Class A 0.6 EchoStar Corp Class A 0.6 TTM Technologies Inc 0.6 IonQ Inc 0.5 Sterling Infrastructure Inc 0.5 Advanced Energy Industries Inc 0.5 7.8
Fidelity Series Large Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Growth Index Fund
Class Name	Fidelity® Series Large Cap Growth Index Fund
Trading Symbol	FHOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Large Cap Growth Index Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Growth Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 39% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+101%). Communication services stocks also helped (+52%), benefiting from the media & entertainment industry (+52%). Consumer discretionary rose approximately 25%, industrials gained 29%, lifted by the capital goods industry (+65%), and health care advanced 3%. Other contributors included the consumer staples (+6%), energy (+38%), utilities (+28%) and materials (+1%) sectors.
•Conversely, financials returned -3% and detracted most. This group was hampered by the financial services industry (-3%). Real estate (-7%) also hurt, hampered by the equity real estate investment trusts industry (-6%).
•Turning to individual stocks, the biggest contributor was NVIDIA (+83%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom gained approximately 118% and boosted the fund. Alphabet, within the media & entertainment industry, gained roughly 142% and boosted the fund. In technology hardware & equipment, Apple (+28%) boosted the fund. Lastly, Amazon.com (+45%), from the consumer discretionary distribution & retail industry, also helped.
•In contrast, the biggest detractor was ServiceNow (-54%), from the software & services industry. From the same industry, Intuit (-38%) and Adobe (-34%) hurt the fund's performance. Netflix (-17%), a stock in the media & entertainment industry, detracted. Lastly, Mastercard, within the financial services group, returned approximately -8% and also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through April 30, 2026. Initial investment of $10,000. Fidelity® Series Large Cap Growth Index Fund $10,000 $10,597 $11,738 $17,749 $16,801 $17,203 $22,692 $25,987 $33,940 Russell 1000® Growth Index $10,000 $10,588 $11,735 $17,768 $16,818 $17,211 $22,684 $25,980 $33,938 Russell 1000® Index $10,000 $10,462 $10,471 $15,652 $15,324 $15,603 $19,163 $21,452 $27,977 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Large Cap Growth Index Fund 30.60% 13.84% 17.18% Russell 1000® Growth Index 30.63% 13.82% 17.18% Russell 1000® Index 30.42% 12.32% 14.28% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,471,367,882	$ 2,471,367,882	$ 2,471,367,882	$ 2,471,367,882	$ 2,471,367,882
Holdings Count | shares	391	391	391	391	391
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,471,367,882
Number of Holdings	391
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.5 Communication Services 12.9 Consumer Discretionary 12.7 Health Care 7.1 Industrials 6.6 Financials 5.6 Consumer Staples 2.7 Real Estate 0.4 Energy 0.4 Materials 0.3 Utilities 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 99.6 Brazil 0.2 Korea (South) 0.1 Canada 0.1 Switzerland 0.0 Australia 0.0 Kazakhstan 0.0 Puerto Rico 0.0 Germany 0.0 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Brazil - 0.2 Korea (South) - 0.1 Canada - 0.1 Switzerland - 0.0 Australia - 0.0 Kazakhstan - 0.0 Puerto Rico - 0.0 Germany - 0.0 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.3 Apple Inc 11.2 Microsoft Corp 8.8 Broadcom Inc 5.9 Amazon.com Inc 4.9 Alphabet Inc Class A 4.3 Alphabet Inc Class C 3.4 Meta Platforms Inc Class A 3.3 Tesla Inc 3.3 Eli Lilly & Co 2.4 60.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Index Fund
Class Name	Fidelity® Mid Cap Index Fund
Trading Symbol	FSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Index Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 66% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+198%). Industrials, which gained 38%, also helped, benefiting from the capital goods industry (+53%), as did energy, which advanced 56%. The financials sector rose approximately 14%, while consumer discretionary gained 15% and materials advanced 29%. Other contributors included the utilities (+16%), health care (+11%), real estate (+7%) and communication services (+10%) sectors.
•Conversely, consumer staples returned roughly -2% and detracted most. This group was hampered by the household & personal products industry (-21%).
•Turning to individual stocks, the biggest contributor was Western Digital (+894%), from the technology hardware & equipment category. From the same industry, Corning (+276%) and Ciena (+686%) lifted the fund. Lastly, Vertiv Holdings (+285%) and Quanta Services (+149%), within the capital goods category, also boosted the fund.
•In contrast, the biggest detractor was Flutter Entertainment (-61%), from the consumer services category. Fair Isaac (-48%), Gartner (-65%) and HubSpot (-64%), within the software & services industry, hurt the fund's performance. Lastly, Charter Communications (-58%), from the media & entertainment group, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Mid Cap Index Fund $10,000 $11,670 $12,969 $14,353 $12,920 $20,618 $19,356 $19,036 $22,146 $23,767 $29,897 Russell Midcap® Index $10,000 $11,670 $12,973 $14,360 $12,924 $20,623 $19,365 $19,038 $22,151 $23,775 $29,905 Russell 3000® Index $10,000 $11,858 $13,406 $15,106 $14,948 $22,560 $21,857 $22,186 $27,133 $30,227 $39,601 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mid Cap Index Fund 25.79% 7.71% 11.57% Russell Midcap® Index 25.78% 7.72% 11.58% Russell 3000® Index 31.01% 11.91% 14.75% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 50,042,693,940	$ 50,042,693,940	$ 50,042,693,940	$ 50,042,693,940	$ 50,042,693,940
Holdings Count | shares	808	808	808	808	808
Advisory Fees Paid, Amount	$ 11,166,100
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$50,042,693,940
Number of Holdings	808
Total Advisory Fee	$11,166,100
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.3 Information Technology 14.8 Financials 13.7 Consumer Discretionary 10.5 Health Care 8.6 Energy 7.1 Real Estate 6.8 Utilities 6.1 Materials 5.2 Consumer Staples 4.3 Communication Services 3.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.4 Canada 0.4 Australia 0.3 United Kingdom 0.2 Korea (South) 0.2 Bermuda 0.1 Puerto Rico 0.1 Guatemala 0.1 Switzerland 0.1 Brazil 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Canada - 0.4 Australia - 0.3 United Kingdom - 0.2 Korea (South) - 0.2 Bermuda - 0.1 Puerto Rico - 0.1 Guatemala - 0.1 Switzerland - 0.1 Brazil - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sandisk Corp/DE 1.2 Western Digital Corp 1.1 Corning Inc 1.0 Vertiv Holdings Co Class A 1.0 Quanta Services Inc 0.8 Howmet Aerospace Inc 0.8 Bank of New York Mellon Corp/The 0.8 Cummins Inc 0.8 Valero Energy Corp 0.6 Monolithic Power Systems Inc 0.6 8.7
Fidelity Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Value Index Fund
Class Name	Fidelity® Large Cap Value Index Fund
Trading Symbol	FLCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Value Index Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Value Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 90% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 40%, also helped, benefiting from the capital goods industry (+46%), as did financials, which advanced 14%, lifted by the banks industry (+36%). The energy sector rose 54%, while communication services gained 44% and consumer discretionary advanced 18%. Other contributors included the materials (+30%), health care (+9%), utilities (+21%), consumer staples (+8%) and real estate (+14%) sectors.
•Turning to individual stocks, the top contributor was Alphabet (+115%), from the media & entertainment category. Micron Technology (+571%) and Intel (+370%), from the semiconductors & semiconductor equipment category, helped. Another notable contributor was Caterpillar (+190%), a stock in the capital goods industry. Lastly, Exxon Mobil (+51%), from the energy sector, also boosted the fund.
•Conversely, the biggest detractor was Berkshire Hathaway (-11%), from the financial services category. In software & services, Salesforce (-34%) and Accenture (-39%) hurt. Lastly, Abbott Laboratories (-29%) and Boston Scientific (-44%), from the health care equipment & services industry, also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Large Cap Value Index Fund $10,000 $11,348 $12,205 $13,321 $11,850 $17,294 $17,514 $17,720 $20,110 $21,824 $28,198 Russell 1000® Value Index $10,000 $11,355 $12,207 $13,314 $11,848 $17,289 $17,516 $17,729 $20,108 $21,828 $28,213 Russell 1000® Index $10,000 $11,501 $13,015 $14,750 $14,763 $22,068 $21,605 $21,997 $27,017 $30,244 $39,444 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Large Cap Value Index Fund 29.21% 10.27% 11.04% Russell 1000® Value Index 29.25% 10.29% 11.04% Russell 1000® Index 30.42% 12.32% 14.87% A From June 7, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 13,339,586,246	$ 13,339,586,246	$ 13,339,586,246	$ 13,339,586,246	$ 13,339,586,246
Holdings Count | shares	870	870	870	870	870
Advisory Fees Paid, Amount	$ 4,199,216
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$13,339,586,246
Number of Holdings	870
Total Advisory Fee	$4,199,216
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.4 Information Technology 14.2 Industrials 13.5 Health Care 10.8 Communication Services 8.4 Consumer Staples 7.2 Consumer Discretionary 7.0 Energy 6.9 Utilities 4.4 Materials 4.1 Real Estate 3.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.5 Canada 0.2 Australia 0.2 United Kingdom 0.1 Mexico 0.0 Bermuda 0.0 Puerto Rico 0.0 Guatemala 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.2 Australia - 0.2 United Kingdom - 0.1 Mexico - 0.0 Bermuda - 0.0 Puerto Rico - 0.0 Guatemala - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Berkshire Hathaway Inc Class B 2.8 JPMorgan Chase & Co 2.7 Alphabet Inc Class A 2.5 Amazon.com Inc 2.2 Exxon Mobil Corp 2.1 Alphabet Inc Class C 2.0 Micron Technology Inc 1.8 Johnson & Johnson 1.8 Walmart Inc 1.6 Intel Corp 1.3 20.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Large Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Growth Index Fund
Class Name	Fidelity® Large Cap Growth Index Fund
Trading Symbol	FSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Growth Index Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Growth Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 39% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+102%). Communication services stocks also helped (+52%), benefiting from the media & entertainment industry (+52%). Consumer discretionary rose about 25%, industrials gained 29%, lifted by the capital goods industry (+65%), and health care advanced about 3%. Other contributors included the consumer staples (+6%), energy (+38%), utilities (+28%) and materials (+1%) sectors.
•In contrast, financials returned -3% and detracted most. This group was hampered by the financial services industry (-3%). Real estate (-6%) also hurt, hampered by the equity real estate investment trusts industry (-6%).
•Turning to individual stocks, the top contributor was NVIDIA (+83%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom gained about 119% and helped. Alphabet (+142%), from the media & entertainment industry, lifted the fund. Apple (+28%), a stock in the technology hardware & equipment category, lifted the fund. Lastly, Amazon.com (+45%), from the consumer discretionary distribution & retail category, also lifted the fund.
•Conversely, the biggest detractor was ServiceNow (-54%), from the software & services group. From the same industry, Intuit (-38%) and Adobe (-34%) hindered the fund. Another notable detractor was Netflix (-17%), a stock in the media & entertainment group. Lastly, in financial services, Mastercard returned roughly -8% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Large Cap Growth Index Fund $10,000 $11,634 $13,832 $16,230 $17,990 $27,226 $25,757 $26,356 $34,750 $39,775 $51,944 Russell 1000® Growth Index $10,000 $11,645 $13,853 $16,268 $18,030 $27,300 $25,840 $26,444 $34,853 $39,917 $52,144 Russell 1000® Index $10,000 $11,501 $13,015 $14,750 $14,763 $22,068 $21,605 $21,997 $27,017 $30,244 $39,444 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Large Cap Growth Index Fund 30.59% 13.79% 18.10% Russell 1000® Growth Index 30.63% 13.82% 18.15% Russell 1000® Index 30.42% 12.32% 14.87% A From June 7, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 44,086,672,150	$ 44,086,672,150	$ 44,086,672,150	$ 44,086,672,150	$ 44,086,672,150
Holdings Count | shares	392	392	392	392	392
Advisory Fees Paid, Amount	$ 14,067,279
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$44,086,672,150
Number of Holdings	392
Total Advisory Fee	$14,067,279
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.5 Communication Services 12.9 Consumer Discretionary 12.7 Health Care 7.1 Industrials 6.6 Financials 5.6 Consumer Staples 2.7 Real Estate 0.4 Energy 0.4 Materials 0.3 Utilities 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 99.6 Brazil 0.2 Korea (South) 0.1 Canada 0.1 Switzerland 0.0 Australia 0.0 Kazakhstan 0.0 Puerto Rico 0.0 Germany 0.0 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Brazil - 0.2 Korea (South) - 0.1 Canada - 0.1 Switzerland - 0.0 Australia - 0.0 Kazakhstan - 0.0 Puerto Rico - 0.0 Germany - 0.0 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.3 Apple Inc 11.2 Microsoft Corp 8.8 Broadcom Inc 5.9 Amazon.com Inc 4.9 Alphabet Inc Class A 4.3 Alphabet Inc Class C 3.4 Meta Platforms Inc Class A 3.3 Tesla Inc 3.3 Eli Lilly & Co 2.4 60.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Small Cap Index Fund
Class Name	Fidelity Flex® Small Cap Index Fund
Trading Symbol	FLXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Small Cap Index Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained approximately 61% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+81%). Information technology, which gained approximately 71%, also helped, as did health care, which advanced 44%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+68%). The financials sector rose about 21%, while energy gained 92% and consumer discretionary advanced approximately 23%. Other contributors included the materials (+61%), communication services (+57%), real estate (+26%), utilities (+10%) and consumer staples (+3%) sectors.
•Turning to individual stocks, the top contributor was Bloom Energy (+1020%), from the capital goods industry. Within the same group, Rocket Lab gained 105% and contributed. In pharmaceuticals, biotechnology & life sciences, Revolution Medicines gained approximately 254% and lifted the fund. Another notable contributor was Credo Technology (+273%), a stock in the semiconductors & semiconductor equipment industry. Lastly, in media & entertainment, EchoStar gained roughly 485% and also lifted the fund.
•Conversely, the biggest detractor was Shift4 Payments (-57%), from the financial services industry. From the same industry, Rocket returned 19% and hurt the fund. Gitlab (-51%), from the software & services industry, detracted. Chewy (-35%), a stock in the consumer discretionary distribution & retail category, hindered the fund. Lastly, ADMA Biologics, within the pharmaceuticals, biotechnology & life sciences category, returned -57% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through April 30, 2026. Initial investment of $10,000. Fidelity Flex® Small Cap Index Fund $10,000 $10,310 $11,519 $12,052 $10,096 $17,670 $14,688 $14,180 $16,090 $16,243 Fidelity Flex Small Cap Linked Index℠ $10,000 $10,316 $11,506 $12,037 $10,064 $17,603 $14,634 $14,100 $15,978 $16,118 Fidelity U.S. Small Cap Index℠ $10,000 $10,310 $11,519 $12,052 $10,096 $17,670 $14,727 $14,020 $15,854 $16,223 Russell 2000® Index $10,000 $10,316 $11,506 $12,037 $10,064 $17,603 $14,634 $14,100 $15,978 $16,118 Russell 3000® Index $10,000 $10,131 $11,453 $12,906 $12,771 $19,274 $18,674 $18,955 $23,182 $25,825 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Small Cap IndexSM rather than Russell 2000®Index because the Fidelity U.S. Small Cap IndexSM conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity Flex® Small Cap Index Fund A 43.17% 5.65% 9.66% Fidelity Flex Small Cap Linked Index℠ A 43.01% 5.54% 9.56% Fidelity U.S. Small Cap Index℠ B 44.75% n/a n/a Russell 2000® Index A 44.41% 5.75% 9.68% Russell 3000® Index A 31.01% 11.91% 14.25% A From March 9, 2017B From April 21, 2022 Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Small Cap IndexSM rather than Russell 2000® Index because the Fidelity U.S. Small Cap IndexSM conforms more closely to the fund's investment policies. Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 21, 2022		Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 411,053,777	$ 411,053,777	$ 411,053,777	$ 411,053,777	$ 411,053,777
Holdings Count | shares	1,676	1,676	1,676	1,676	1,676
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$411,053,777
Number of Holdings	1,676
Total Advisory Fee	$0
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.6 Health Care 16.5 Industrials 16.0 Information Technology 14.9 Consumer Discretionary 10.9 Energy 6.2 Real Estate 5.3 Materials 3.3 Communication Services 3.0 Consumer Staples 2.4 Utilities 2.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.9 Canada 0.5 Puerto Rico 0.5 Japan 0.2 Singapore 0.2 Norway 0.1 Switzerland 0.1 Monaco 0.1 Bahamas (Nassau) 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 0.5 Puerto Rico - 0.5 Japan - 0.2 Singapore - 0.2 Norway - 0.1 Switzerland - 0.1 Monaco - 0.1 Bahamas (Nassau) - 0.1 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 0.5 Applied Optoelectronics Inc 0.5 Semtech Corp 0.5 Oklo Inc Class A 0.4 Axsome Therapeutics Inc 0.4 Applied Digital Corp 0.4 FirstCash Holdings Inc 0.4 ESCO Technologies Inc 0.4 Lumen Technologies Inc 0.4 Viasat Inc 0.3 4.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Mid Cap Index Fund
Class Name	Fidelity Flex® Mid Cap Index Fund
Trading Symbol	FLAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Mid Cap Index Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 89% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+339%). Industrials, which gained roughly 46%, also helped, benefiting from the capital goods industry (+60%), as did financials, which advanced about 18%. The energy sector rose 72%, while health care gained approximately 26% and materials advanced 37%. Other contributors included the consumer discretionary (+18%), utilities (+21%), communication services (+19%), real estate (+9%) and consumer staples (+1%) sectors.
•Turning to individual stocks, the top contributor was Sandisk (+2772%), from the technology hardware & equipment industry. From the same category, Ciena (+655%), Lumentum Holdings (+1412%) and Coherent (+437%) boosted the fund. Lastly, in capital goods, Comfort Systems USA gained approximately 316% and also boosted the fund.
•In contrast, the biggest detractor was Duolingo (-72%), from the consumer services industry. In software & services, Nutanix (-41%) and Guidewire Software (-32%) hurt. Another notable detractor was Zillow (-34%), a stock in the real estate management & development industry. Lastly, Toast (-20%), from the financial services group, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through April 30, 2026. Initial investment of $10,000. Fidelity Flex® Mid Cap Index Fund $10,000 $10,190 $11,330 $12,548 $11,309 $18,053 $16,954 $16,680 $19,409 $20,828 Fidelity Flex Mid Cap Linked Index℠ $10,000 $10,192 $11,330 $12,542 $11,288 $18,012 $16,913 $16,627 $19,345 $20,764 Fidelity U.S. Mid Cap Index℠ $10,000 $10,190 $11,330 $12,548 $11,309 $18,053 $16,955 $16,524 $19,198 $19,785 Russell Midcap® Index $10,000 $10,192 $11,330 $12,542 $11,288 $18,012 $16,913 $16,627 $19,345 $20,764 Russell 1000® Index $10,000 $10,116 $11,449 $12,975 $12,986 $19,411 $19,004 $19,349 $23,765 $26,603 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 Effective August 21, 2025, the fund began comparing its performance to Fidelity U.S. Mid Cap IndexSM rather than Russell Midcap® Index because the Fidelity U.S. Mid Cap IndexSM conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity Flex® Mid Cap Index Fund A 33.48% 9.02% 11.83% Fidelity Flex Mid Cap Linked Index℠ A 33.50% 9.01% 11.79% Fidelity U.S. Mid Cap Index℠ B 34.47% n/a n/a Russell Midcap® Index A 25.78% 7.72% 11.06% Russell 1000® Index A 30.42% 12.32% 14.57% A From March 9, 2017B From April 21, 2022 Effective August 21, 2025, the fund began comparing its performance to Fidelity U.S. Mid Cap IndexSM rather than Russell Midcap® Index because the Fidelity U.S. Mid Cap IndexSM conforms more closely to the fund's investment policies. Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 21, 2022		Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 605,831,383	$ 605,831,383	$ 605,831,383	$ 605,831,383	$ 605,831,383
Holdings Count | shares	511	511	511	511	511
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$605,831,383
Number of Holdings	511
Total Advisory Fee	$0
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.0 Financials 16.2 Information Technology 14.2 Consumer Discretionary 11.5 Health Care 11.1 Real Estate 7.7 Materials 4.2 Energy 3.6 Communication Services 3.6 Consumer Staples 3.5 Utilities 3.0 Common Stocks 99.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 98.5 Thailand 0.6 Bermuda 0.3 Puerto Rico 0.2 Sweden 0.2 Switzerland 0.1 Belgium 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.5 Thailand - 0.6 Bermuda - 0.3 Puerto Rico - 0.2 Sweden - 0.2 Switzerland - 0.1 Belgium - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Astera Labs Inc 0.6 Fabrinet 0.6 nVent Electric PLC 0.6 RBC Bearings Inc 0.6 Everpure Inc Class A 0.5 BWX Technologies Inc 0.5 MKS Inc 0.5 Loews Corp 0.5 Reddit Inc Class A 0.5 Affirm Holdings Inc Class A 0.5 5.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Mid Cap Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Mid Cap Focused Index Fund
Class Name	Fidelity Flex® Mid Cap Focused Index Fund
Trading Symbol	FXMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Mid Cap Focused Index Fund for the period July 24, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, energy gained roughly 57% and contributed most to the fund's performance for the fiscal year, followed by industrials (+27%), health care (+22%) and information technology (+20%). Other positive performers included communication services (+6%), materials (+5%), real estate (+4%) and financials (+2%).
•Conversely, consumer staples returned roughly -12%, while consumer discretionary returned about -4%.
•Turning to individual stocks, Coherent (+249%), from the technology hardware & equipment category, aided the fund's result. From the same industry, Ciena (+480%) and Sandisk (+2090%) also lifted the fund.
•In contrast, Duolingo (-70%), from the consumer services category, detracted from the fund's result. Kyndryl Holdings (-64%) and Guidewire Software (-39%), within the software & services industry, also were notable detractors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 24, 2025 through April 30, 2026. Initial investment of $10,000. Fidelity Flex® Mid Cap Focused Index Fund $10,000 $11,233 Fidelity U.S. Mid Cap Focused Index℠ $10,000 $11,231 Russell 1000® Index $10,000 $11,374 2025 2026
Average Annual Return [Table Text Block]	Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 14,017,828	$ 14,017,828	$ 14,017,828	$ 14,017,828	$ 14,017,828
Holdings Count | shares	417	417	417	417	417
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,017,828
Number of Holdings	417
Total Advisory Fee	$0
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.8 Financials 16.2 Information Technology 14.4 Consumer Discretionary 11.5 Health Care 11.3 Real Estate 7.8 Materials 4.0 Communication Services 3.7 Energy 3.6 Consumer Staples 3.5 Utilities 2.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 98.6 Bermuda 0.4 Thailand 0.4 Switzerland 0.4 Puerto Rico 0.1 Sweden 0.1 Belgium 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.6 Bermuda - 0.4 Thailand - 0.4 Switzerland - 0.4 Puerto Rico - 0.1 Sweden - 0.1 Belgium - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Astera Labs Inc 0.9 Everpure Inc Class A 0.7 BWX Technologies Inc 0.7 RBC Bearings Inc 0.7 Wesco International Inc 0.7 Affirm Holdings Inc Class A 0.6 IonQ Inc 0.6 Lattice Semiconductor Corp 0.6 API Group Corp 0.5 Annaly Capital Management Inc 0.5 6.5
Fidelity Flex Small Cap Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Small Cap Focused Index Fund
Class Name	Fidelity Flex® Small Cap Focused Index Fund
Trading Symbol	FXSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Small Cap Focused Index Fund for the period July 24, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, energy gained 46% and contributed most to the fund's performance for the fiscal year, followed by industrials (+45%), materials (+42%), health care (+42%) and information technology (+31%). Other positive performers included communication services (+27%), real estate (+16%), utilities (+12%), financials (+8%) and consumer discretionary (+8%).
•Conversely, consumer staples returned roughly -7% and detracted.
•Turning to individual stocks, Bloom Energy (+530%), from the capital goods category, significantly aided the fund's result. From the same industry, Rocket Lab (+76%) also helped. In pharmaceuticals, biotechnology & life sciences, Revolution Medicines (+300%) was another notable contributor.
•In contrast, Upstart Holdings (-62%), from the financial services category, hurt results, while other notable detractors from this segment included Shift4 Payments (-58%) and Hamilton Lane (-40%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 24, 2025 through April 30, 2026. Initial investment of $10,000. Fidelity Flex® Small Cap Focused Index Fund $10,000 $12,674 Fidelity U.S. Small Cap Focused Index℠ $10,000 $12,670 Russell 3000® Index $10,000 $11,424 2025 2026
Average Annual Return [Table Text Block]	Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 15,607,510	$ 15,607,510	$ 15,607,510	$ 15,607,510	$ 15,607,510
Holdings Count | shares	930	930	930	930	930
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$15,607,510
Number of Holdings	930
Total Advisory Fee	$0
Portfolio Turnover	115%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.7 Health Care 16.7 Industrials 16.2 Information Technology 14.8 Consumer Discretionary 10.8 Energy 6.1 Real Estate 5.4 Materials 3.5 Communication Services 3.0 Consumer Staples 2.4 Utilities 2.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 98.4 Canada 0.2 Switzerland 0.2 Puerto Rico 0.2 Norway 0.2 Singapore 0.2 Japan 0.2 Ghana 0.1 Israel 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Canada - 0.2 Switzerland - 0.2 Puerto Rico - 0.2 Norway - 0.2 Singapore - 0.2 Japan - 0.2 Ghana - 0.1 Israel - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 0.6 Applied Optoelectronics Inc 0.5 Axsome Therapeutics Inc 0.5 FirstCash Holdings Inc 0.5 Powell Industries Inc 0.5 Applied Digital Corp 0.4 Glaukos Corp 0.4 StoneX Group Inc 0.4 Hut 8 Corp (United States) 0.3 Terawulf Inc 0.3 4.4